Condensed Statements Of Cash Flows - USD ($)	2 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (5,005)	$ (20,061,109)	$ 23,435,926
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Formation cost paid by Sponsor in exchange for issuance of Founder Shares	5,005
Payment of formation costs through issuance of Class B ordinary shares		5,000
Interest earned on investments held in Trust Account		(85,104)	(129,415)
Change in fair value of warrant liability		18,910,000	(27,145,000)
Transaction Costs Allocable To Warrants		999,374
Changes in operating assets and liabilities:
Prepaid expenses		(578,413)	237,163
Accrued expenses		118,353
Accounts payable and accrued expenses			3,031,028
Net cash used in operating activities		(691,899)	(570,298)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(400,000,000)
Net cash used in investing activities		(400,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		392,725,000
Proceeds from sale of Private Placement Warrants		10,500,000
Proceeds from promissory note – related party		5
Repayment of promissory note – related party		(171,395)
Payments of offering costs		(700,626)
Net cash provided by financing activities		402,352,984
Net Change in Cash		1,661,085	(570,298)
Cash – Beginning	0	0	1,661,085
Cash – Ending		1,661,085	$ 1,090,787
Non-cash investing and financing activities:
Deferred underwriting fee payable		13,125,000
Offering costs included in accrued offering costs	433,033
Offering costs paid by Sponsor in exchange for issuance of Founder Shares	19,995	20,000
Offering costs paid through promissory note	$ 171,395	$ 171,390